Note 7 - Leases (Tables)	12 Months Ended
Mar. 31, 2026
Notes Tables
Lease, Cost [Table Text Block]
	Fiscal Year:
	2026	2025	2024
Lease cost:
Amortization of right-of-use assets	$3,326	$4,048	$6,134
Interest on lease obligations	370	547	767
Finance lease cost	3,696	4,595	6,901
Operating lease cost	4,504	5,603	8,222
Short-term lease cost	8,709	7,548	5,335
Total lease cost	$16,909	$17,746	$20,458

Cash paid for amounts included in the measurement of lease obligations:
Operating cash flows from finance leases	$370	$547	$767
Operating cash flows from operating leases	4,544	5,904	8,849
Financing cash flows from finance leases	3,813	4,815	7,956
	$8,727	$11,266	$17,572

Right-of-use assets obtained in exchange for new finance lease obligations	$-	$-	$337
Right-of-use assets obtained in exchange for new operating lease obligations	$12,487	$2,980	$5,409
Right-of-use assets derecognized upon early termination of finance leases	$2,191	$20	$598
Right-of-use assets derecognized upon early termination of operating leases	$249	$7,572	$1,688

Weighted-average lease term (years):
Finance leases	2.7	3.8	4.4
Operating leases	5.2	4.2	4.3
Weighted-average discount rate (percentage):
Finance leases	3.9%	4.1%	4.0%
Operating leases	5.5%	5.0%	4.7%

Lessee, Lease Liability, Maturity [Table Text Block]
Years ending March 31:	Operating	Finance
2027	$5,822	$2,711
2028	4,780	2,304
2029	2,906	1,152
2030	2,512	416
2031	2,189	2
Thereafter	3,971	-
Total minimum payment required	22,180	6,585
Less interest	2,893	340
Present value of minimum lease payments	19,287	6,245
Amount due within one year	4,944	2,530
Long-term lease obligations	$14,343	$3,715